Exit and Disposal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Summary of expense related to exit and disposal activities
The Company's exit and disposal costs by activity follows:

(in millions)	2020	2019	2018
Employee severance and benefit arrangements	$13.9	$7.3	$1.6
Facility cleanup costs	2.5	—	—
Accelerated depreciation and impairments	0.6	0.2	—
Relocation costs	0.3	0.9	0.7
Other restructuring costs	1.7	3.1	2.0
Total exit and disposal costs	$19.0	$11.5	$4.3

Schedule of expense by segment related to exit and disposal activities
The Company's exit and disposal costs by segment follows:

(in millions)	2020	2019	2018
Carlisle Interconnect Technologies	$14.3	$8.5	$3.2
Carlisle Fluid Technologies	3.7	2.7	1.1
Carlisle Construction Materials	1.0	0.3	—
Total exit and disposal costs	$19.0	$11.5	$4.3

Schedule of expense by financial statement line related to exist and disposal activities
The Company's exit and disposal costs by financial statement line item follows:

(in millions)	2020	2019	2018
Cost of goods sold	$12.4	$5.0	$1.9
Selling and administrative expenses	5.9	5.6	1.9
Research and development expenses	0.3	0.1	0.1
Other operating expense, net	0.4	0.8	0.4
Total exit and disposal costs	$19.0	$11.5	$4.3

Summary of liability related to exit and disposal activities	The Company's change in exit and disposal activities liability follows:

(in millions)	Total
Balance as of December 31, 2019	$5.2
Charges	19.0
Cash payments	(18.1)
Balance as of December 31, 2020	$6.1